Long - Term Debt - Schedule of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding amount	$ 875,631
Less: Deferred financing costs	(8,146)	$ (9,299)
Total	865,231	877,218
Less: Current portion	(75,732)	(64,088)
Non - current portion of Long-Term Debt	789,499	813,130
2022 Notes [Member]
Debt Instrument [Line Items]
2022 Notes	340,000	360,000
Less repurchase of Notes	0	(20,000)
Less original issue discount	(3,600)	(3,600)
Accumulated amortization of original issue discount	1,346	941
2022 Notes	337,746	337,341
Less: Current portion of 2022 Notes	(20,000)	(20,000)
DVB Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	48,832	51,063
Less: Current portion	(7,152)	(2,231)
Credit Agricole Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	51,611	53,069
Less: Current portion	(2,800)	(405)
Blue Ocean Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	23,652	23,830
Less: Current portion	(1,300)	0
ABN-AMRO Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	61,595	62,189
Less: Current portion	(2,550)	(129)
ATB Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	15,472	17,100
Less: Current portion	(2,596)	(1,628)
Credit Agricole Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	77,000	80,000
Less: Current portion	(6,000)	(6,000)
Blue Ocean Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	38,500	38,500
Deutsche, CIT, Entrust Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	173,394	180,500
Less: Current portion	(14,434)	(13,695)
Citi Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	24,800	24,800
Less: Current portion	(17,400)	(20,000)
Hayfin Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	7,775	8,125
Less: Current portion	0	0
Hellenic Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	13,000	0
Less: Current portion	$ (1,800)	$ 0